UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5497

Managed High Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 29
Date of reporting period: November 30, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

MANAGED HIGH INCOME FUND, INC.

FORM N-Q
NOVEMBER 30, 2004

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited)

Face Amount	Rating(a)	Security	Value

CORPORATE BONDS AND NOTES — 92.9% Aerospace/Defense — 0.1%
$400,000	BB-	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	$450,000

Airlines — 0.5%
		Continental Airlines, Inc., Pass-Through Trust Certificates:
1,435,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	1,109,234
		United Airlines, Inc., Pass-Through Trust Certificates:
1,443,359	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (b)	351,220
		Series 2001-1:
275,000	NR	Class B, 6.932% due 9/1/11 (b)	73,981
630,000	NR	Class C, 6.831% due 9/1/08 (b)	33,469

			1,567,904

Automotive — 2.6%
415,000	B+	Arvin Capital Trust I, Capital Securities, 9.500% due 2/1/27	431,600
		Dana Corp., Notes:
1,160,000	BBB-	6.500% due 3/1/09	1,226,700
525,000	BBB-	10.125% due 3/15/10	595,875
1,300,000	B-	EaglePicher Inc., Sr. Notes, 9.750% due 9/1/13	1,339,000
450,000	BBB-	Ford Motor Co., Notes, 7.450% due 7/16/31	439,025
		General Motors Corp.:
1,000,000	BBB-	Sr. Debentures, 8.375% due 7/15/33	1,020,725
1,325,000	BBB-	Sr. Notes, 7.125% due 7/15/13	1,341,838
375,000	B-	Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12	425,625
		Tenneco Automotive Inc.:
600,000	B-	Sr. Secured 2nd Lien Notes, Series B, 10.250% due 7/15/13	709,500
575,000	B-	Sr. Sub. Notes, Series B, 11.625% due 10/15/09	613,295
163,000	BB-	TRW Automotive Inc., Sr. Sub. Notes, 11.000% due 2/15/13	198,045

			8,341,228

1	See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value

Broadcasting — 0.9%
$225,000	B-	NextMedia Operating, Inc., Sr. Sub. Notes, 10.750% due 7/1/11	$252,844
		Paxson Communications Corp.:
825,000	CCC	Sr. Sub. Discount Notes, step bond to yield 12.309% due 1/15/09	746,625
355,000	CCC	Sr. Sub. Notes, 10.750% due 7/15/08	366,537
895,000	B-	Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11	980,025
515,000	CCC+	Spanish Broadcasting System Inc., Sub. Notes, 9.625% due 11/1/09	542,038

			2,888,069

Building/Construction — 3.4%
		Ainsworth Lumber Co., Ltd. Sr. Notes:
600,000	B+	6.750% due 3/15/14	579,000
725,000	B+	7.250% due 10/1/12 (c)	728,625
		Associated Materials Inc.:
2,300,000	B-	Sr. Discount Notes, step bond to yield 11.244% due 3/1/14	1,725,000
265,000	B-	Sr. Sub. Notes, 9.750% due 4/15/12	304,750
1,050,000	NR	Atrium Cos., Inc., Sr. Sub. Notes, Series B, 10.500% due 5/1/09	1,107,750
		D.R. Horton, Inc.:
685,000	BB+	Sr. Notes, 8.000% due 2/1/09	770,625
545,000	BB-	Sr. Sub. Notes, 9.375% due 3/15/11	607,675
815,000	BB-	KB HOME, Sr. Sub. Notes, 9.500% due 2/15/11	904,650
895,000	BBB-	Lennar Corp., Sr. Notes, Series B, 9.950% due 5/1/10	966,266
490,000	BBB-	The Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10	539,000
1,035,000	BB-	Schuler Homes, Inc., Sr. Sub. Notes, 10.500% due 7/15/11	1,185,075
525,000	B+	Standard Pacific Corp., Sr. Sub. Notes, 9.250% due 4/15/12	612,937
900,000	B-	THL Buildco Inc., Sr. Sub. Notes, 8.500% due 9/1/14 (c)	972,000

			11,003,353

See Notes to Schedule of Investments	2

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value

Business Services — 3.0%
$987,500	B-	Advanstar Communications Inc., 2nd Priority Sr. Secured Notes, 9.790% due 8/15/08 (d)	$1,039,344
1,450,000	B-	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11 (c)	1,558,750
950,000	CCC+	Brand Services, Inc., Sr. Notes, 12.000% due 10/15/12	1,068,750
2,380,699	B-	Canwest Media Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (c)	2,559,251
		Iron Mountain Inc., Sr. Sub. Notes:
1,100,000	B	8.625% due 4/1/13	1,166,000
350,000	B	7.750% due 1/15/15	357,000
600,000	CCC-	Muzak LLC/Muzak Finance Corp., Sr. Notes, 10.000% due 2/15/09	552,000
1,475,000	B-	Riddell Bell Holdings, Sr. Sub. Notes, 8.375% due 10/1/12 (c)	1,534,000

			9,835,095

Cable — 8.9%
		Charter Communications Holdings, LLC/Charter Communications Holdings Capital Corp.:
		Sr. Discount Notes:
5,055,000	CCC-	Step bond to yield 14.135% due 1/15/10	4,461,037
1,650,000	CCC-	Step bond to yield 13.335% due 1/15/11	1,278,750
2,250,000	CCC-	Step bond to yield 17.089% due 5/15/11	1,546,875
		CSC Holdings, Inc.:
1,475,000	BB-	Sr. Debentures, 7.625% due 7/15/18	1,563,500
		Sr. Notes:
625,000	BB-	7.875% due 12/15/07	668,750
		Series B:
725,000	BB-	8.125% due 7/15/09	792,062
420,000	BB-	7.625% due 4/1/11	451,500
2,345,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	2,667,437
1,450,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Notes, 8.375% due 3/15/13	1,634,875
		Echostar DBS Corp., Sr. Notes:
1,193,000	BB-	9.125% due 1/15/09	1,319,756
1,900,000	BB-	6.625% due 10/1/14 (c)	1,933,250
1,550,000	BBB+	Historic TW Inc., Debentures, 6.625% due 5/15/29	1,628,883
3	See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value

Cable — 8.9% (continued)
$1,585,000	B-	Insight Communications Co., Inc., Sr. Discount Notes, step bond to yield 13.753% due 2/15/11	$1,529,525
400,000	B+	Insight Midwest, L.P./Insight Capital, Inc., Sr. Notes, 10.500% due 11/1/10	440,000
1,500,000	B	Mediacom Broadband LLC, Sr Notes, 11.000% due 7/15/13	1,593,750
600,000	B	Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13	589,500
250,000	B-	NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (c)	283,125
2,710,000	B+	Rogers Cablesystems Ltd., Sr. Notes, 11.000% due 12/1/15	3,035,200
1,300,000	BBB+	Time Warner Inc., Sr. Notes, 7.625% due 4/15/31	1,528,080

			28,945,855

Chemicals — 6.2%
615,000	BB-	Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11	691,875
1,450,000	B+	Equistar Chemicals, L.P./Equistar Funding Corp., Sr. Notes, 10.625% due 5/1/11	1,682,000
425,000	BB+	FMC Corp., Medium-Term Notes, Series A, 6.750% due 5/5/05	432,438
825,000	B+	Hercules Inc., Notes, 6.750% due 10/15/29	855,938
		Huntsman ICI Holdings LLC:
9,540,000	CCC+	Sr. Discount Notes, zero coupon bond to yield 13.188% due 12/31/09	5,366,250
525,000	B-	Sr. Notes, 9.875% due 3/1/09	576,188
1,055,000	BB	IMC Global Inc., Sr. Notes, Series B, 11.250% due 6/1/11	1,229,075
1,035,000	B+	International Specialty Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	1,154,025
1,055,000	BB-	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	1,186,875
1,425,000	B+	Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12	1,692,188
420,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	492,450
See Notes to Schedule of Investments	4

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value

Chemicals — 6.2% (continued)
$1,585,000	B-	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13	$415,781
390,000	B-	OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11	415,350
1,200,000	CCC	Resolution Performance Products LLC/RPP Capital Corp., Sr. Sub. Notes, 13.500% due 11/15/10	1,317,000
		Rhodia SA:
		Sr. Notes:
25,000	CCC+	7.625% due 6/1/10	24,938
300,000	CCC+	10.250% due 6/1/10	334,500
1,750,000	CCC+	Sr. Sub. Notes, 8.875% due 6/1/11	1,723,750
105,000	B+	Terra Capital Inc., Sr. Secured Notes, 12.875% due 10/15/08	131,775
569,000	BB-	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	644,393

			20,366,789

Consumer Products & Services — 4.7%
740,000	BBB-	American Greetings Corp., Notes, 6.100% due 8/1/28	797,350
		Doane Pet Care Co.:
1,075,000	CCC+	Sr. Notes, 10.750% due 3/1/10	1,174,437
105,000	CCC+	Sr. Sub. Notes, 9.750% due 5/15/07	104,738
525,000	B-	FTD, Inc., Sr. Sub. Notes, Series B, 7.750% due 2/15/14	543,375
1,525,000	B	Hines Nurseries Inc., Sr. Sub. Notes, 10.250% due 10/1/11	1,673,688
1,525,000	CCC	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08	1,265,750
1,200,000	B-	Interface, Inc., Sr. Notes, 10.375% due 2/1/10	1,386,000
1,350,000	CCC+	Leiner Health Products Inc., Sr. Sub. Notes, 11.000% due 6/1/12	1,478,250
543,000	Aa3*	Pennzoil-Quaker State Co., Sr. Notes, 10.000% due 11/1/08	601,605
1,300,000	B	Playtex Products, Inc., Sr. Secured Notes, 8.000% due 3/1/11	1,430,000
800,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	850,000
5	See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value

Consumer Products & Services — 4.7%(continued)
$740,000	BB	Debentures, 7.875% due 2/1/13	$814,000
		Sr. Notes:
820,000	BB	6.875% due 10/1/07	865,100
1,030,000	BB	6.500% due 3/15/08	1,078,925
1,135,000	B+	Stewart Enterprises, Inc., Sr. Sub. Notes, 10.750% due 7/1/08	1,242,825

			15,306,043

Energy — 6.9%
4,800,000	B-	Dynegy Holdings Inc., 2nd Priority Sr. Secured Notes, 8.020% due 7/15/08 (c)(d)	5,220,000
4,175,000	CCC+	El Paso Corp., Global Sr. Medium-Term Notes, 7.750% due 1/15/32	3,861,875
1,275,000	BB-	Forest Oil Corp., Sr. Notes, 8.000% due 12/15/11	1,450,313
1,025,000	B	Hanover Compressor Co., Sr. Notes, 9.000% due 6/1/14	1,140,312
820,000	BB	Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11	934,800
682,000	B+	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	784,300
		Plains Exploration & Production Co., Sr. Sub. Notes:
800,000	B+	8.750% due 7/1/12	904,000
525,000	B+	Series B, 8.750% due 7/1/12	593,250
310,000	BB	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	341,775
520,000	BB-	SESI, LLC, Sr. Notes, 8.875% due 5/15/11	572,000
1,420,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	1,611,700
		Vintage Petroleum, Inc.:
725,000	BB-	Sr. Notes, 8.250% due 5/1/12	808,375
325,000	B	Sr. Sub. Notes, 7.875% due 5/15/11	351,000
		The Williams Cos., Inc.:
		Notes:
1,025,000	B+	7.625% due 7/15/19	1,148,000
1,825,000	B+	7.875% due 9/1/21	2,071,375
725,000	B+	8.750% due 3/15/32	841,000

			22,634,075

See Notes to Schedule of Investments	6

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value

Environmental Services — 1.4%
		Allied Waste North America, Inc., Sr. Notes, Series B:
$1,555,000	BB-	8.500% due 12/1/08	$1,632,750
225,000	BB-	9.250% due 9/1/12	241,312
1,250,000	B+	7.375% due 4/15/14	1,171,875
1,450,000	B	IMCO Recycling Inc., Sr. Secured Notes, 10.375% due 10/15/10	1,638,500

			4,684,437

Financial Services — 2.6%
1,550,000	B-	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (c)	1,747,625
600,000	B-	Borden US Finance Corp./Nova Scotia Finance ULC, Sr. Secured Notes, 9.000% due 7/15/14 (c)	663,000
265,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	271,625
775,000	BBB-	Ford Motor Credit Co., Notes, 7.250% due 10/25/11	823,911
775,000	BBB-	General Motors Acceptance Corp., Notes, 6.875% due 8/28/12	784,889
1,015,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	1,077,321
3,200,000	CCC-*	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	3,280,000

			8,648,371

Food & Beverage — 1.0%
530,000	B+	Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11	579,025
600,000	BB-	Dean Foods Co., Sr. Notes, 6.900% due 10/15/17	618,000
675,000	B	Del Monte Corp., Sr. Sub. Notes, Series B, 8.625% due 12/15/12	757,687
1,600,000	B-	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (c)	1,456,000

			3,410,712

7	See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value

Healthcare — 4.8%
$800,000	CC	aaiPharma Inc., Sr. Sub. Notes, step bond to yield 16.099% due 4/1/10	$588,000
1,450,000	B-	Ameripath, Inc. Sr. Sub. Notes, 10.500% due 4/1/13	1,500,750
1,575,000	B	Athena Neurosciences Finance LLC, Sr. Notes, 7.250% due 2/21/08	1,651,781
1,150,000	B-	Curative Health Services, Inc., Sr. Notes, 10.750% due 5/1/11	957,375
1,197,196	B+	Dade Behring Inc., Sr. Sub. Notes, 11.910% due 10/3/10	1,349,838
		Extendicare Health Services, Inc., Sr. Sub. Notes:
465,000	B	9.500% due 7/1/10	523,125
700,000	B-	6.875% due 5/1/14	721,000
450,000	CCC+	Hanger Orthopedic Group Notes, 10.375% due 2/15/09	459,000
725,000	BB+	HCA Inc. Notes, 6.375% due 1/15/15	719,731
1,675,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Sr. Sub. Notes, 8.750% due 6/15/14 (c)	1,829,937
825,000	CCC+	Insight Health Services Corp., Sr. Sub. Notes, Series B, 9.875% due 11/1/11	841,500
575,000	B-	Medical Device Manufacturing Inc., Sr. Sub. Notes, 10.000% due 7/15/12 (c)	621,000
225,000	B-	Psychiatric Solutions, Inc., Sr. Sub. Notes, 10.625% due 6/15/13	261,563
840,000	B	Sola International Inc., Sr. Notes, 6.875% due 3/15/08	852,600
		Tenet Healthcare Corp.:
1,775,000	B-	Notes, 7.375% due 2/1/13	1,739,500
		Sr. Notes:
350,000	B-	5.375% due 11/15/06	353,500
825,000	B-	6.500% due 6/1/12	771,375
50,000	B-	9.875% due 7/1/14 (c)	54,000

			15,795,575

Hotels/Casinos/Gaming — 7.2%
1,325,000	B	Ameristar Casinos, Inc., Sr. Sub. Notes, 10.750% due 2/15/09	1,477,375
See Notes to Schedule of Investments	8

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value

Hotels/Casinos/Gaming — 7.2% (continued)
		Caesars Entertainment, Inc., Sr. Sub. Notes:
$800,000	BB-	9.375% due 2/15/07	$882,000
800,000	BB-	8.875% due 9/15/08	909,000
1,530,000	BB-	8.125% due 5/15/11	1,774,800
935,000	CCC+	Courtyard By Marriott II L.P., Sr. Notes, Series B, 10.750% due 2/1/08	939,675
101,000	B-	Felcor Lodging, L.P., Sr. Notes, 10.000% due 9/15/08	106,555
		Herbst Gaming Inc. Sr. Sub. Notes:
1,350,000	B-	8.125% due 6/1/12 (c)	1,437,750
275,000	B-	7.000% due 11/15/14 (c)	277,062
		Hilton Hotels Corp., Sr. Notes:
890,000	BBB-	7.950% due 4/15/07	971,594
425,000	BBB-	7.625% due 12/1/12	493,071
		Host Marriott, L.P.:
1,760,000	B+	Notes, Series 1, 9.500% due 1/15/07	1,929,400
375,000	B+	Sr. Notes, 7.125% due 11/1/13	403,125
850,000	B	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	937,125
		Mandalay Resort Group:
415,000	BB-	Sr. Sub. Debentures, 7.625% due 7/15/13	455,981
1,040,000	BB-	Sr. Sub. Notes, Series B, 10.250% due 8/1/07	1,183,000
		MeriStar Hospitality Operating Partnership, L.P./MeriStar Hospitality Finance Corp., Sr. Notes:
150,000	CCC+	9.000% due 1/15/08	159,000
1,250,000	CCC+	10.500% due 6/15/09	1,375,000
50,000	CCC+	9.125% due 1/15/11	54,125
		MGM MIRAGE:
1,200,000	BB+	Sr. Notes, 6.750% due 9/1/12 (c)	1,266,000
		Sr. Sub. Notes:
525,000	BB-	9.750% due 6/1/07	584,719
1,285,000	BB-	8.375% due 2/1/11	1,448,838
750,000	BB+	Starwood Hotels & Resorts Worldwide, Inc., Notes, 7.875% due 5/1/12	862,500
450,000	B+	Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16	471,375
9	See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value

Hotels/Casinos/Gaming — 7.2% (continued)
$1,100,000	B+	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (c)	$1,199,000
1,580,000	B	Venetian Casino Resort LLC/Las Vegas Sands, Inc., Mortgate Secured Notes, 11.000% due 6/15/10	1,809,100

			23,407,170

Leisure — 1.4%
515,000	CCC+	AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 2/1/11	533,025
2,325,000	B-	Cinemark, Inc., Sr. Discount Notes, step bond to yield 9.320% due 3/15/14	1,720,500
1,325,000	B-	Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12	1,119,625
150,000	CCC+	LCE Acquisition Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (c)	162,000
		Six Flags, Inc., Sr. Notes:
525,000	CCC	9.750% due 4/15/13	522,375
400,000	CCC	9.625% due 6/1/14	395,500

			4,453,025

Machinery — 1.2%
225,000	BB-	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (c)	250,312
675,000	B-	Columbus McKinnon Corp., Sr. Secured Notes, 10.000% due 8/1/10	752,625
400,000	B-	Dresser-Rand Group Inc., Sr. Sub. Notes, 7.375% due 11/1/14 (c)	413,000
1,185,000	B	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10	1,321,275
415,000	B+	NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09	460,650
700,000	B	Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11	794,500

			3,992,362

Manufacturing — 1.6%
745,000	NR	Aqua-Chem, Inc., Sr. Sub. Notes, 11.250% due 7/1/08 (i)	596,000
700,000	B-	Blount Inc., Sr. Sub. Notes, 8.875% due 8/1/12	763,000
See Notes to Schedule of Investments	10

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value

Manufacturing — 1.6% (continued)
$950,000	B-	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (c)	$1,028,375
2,475,000	B-	KI Holdings Inc. Sr. Discount Notes, step bond to yield 9.875% due 11/15/14 (c)	1,565,438
1,365,000	CCC+	Park-Ohio Industries, Inc., Sr. Sub. Notes, 9.250% due 12/1/07 1,385,475	1,385,475

			5,338,288

Metals/Mining — 1.7%
900,000	B+	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09	920,250
975,000	BBB	Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14	1,182,187
950,000	B-	Mueller Group, Inc., Sr. Sub. Notes, 10.000% due 5/1/12	1,035,500
850,000	B-	Mueller Holdings Inc., Sr. Discount Notes, step bond to yield 14.734% due 4/15/14	578,000
1,030,000	BBB-	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	1,254,396
585,000	B+	Wolverine Tube, Inc., Sr. Notes, 10.500% due 4/1/09	640,575

			5,610,908

Packaging/Containers — 3.6%
1,375,000	B+	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	1,478,125
650,000	B-	Berry Plastics, Sr. Sub. Notes, 10.750% due 7/15/12	747,500
500,000	B	JSG Funding PLC, Sr. Notes, 9.625% 10/1/12	572,500
2,060,000	BB-	Owens-Brockway Glass Container Inc., Sr. Secured Notes, 8.875% due 2/15/09	2,235,100
1,190,000	B+	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	1,338,750
		Pliant Corp.:
650,000	CCC+	Sr. Secured 2nd Lien Notes, 11.125% due 9/1/09	715,000
150,000	CCC+	Sr. Sub. Notes, 13.000% due 6/1/10	144,750
425,000	CCC	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	350,625
935,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (c)	1,021,500
11	See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value

Packaging/Containers — 3.6% (continued)
$1,525,000	B	Stone Container Finance Co. of Canada II, Sr. Notes, 7.375% due 7/15/14	$1,643,188
		Tekni-Plex, Inc.:
650,000	CCC	Sr. Secured Notes, 8.750% due 11/15/13 (c)	650,000
835,000	CCC	Sr. Sub. Notes, Series B, 12.750% due 6/15/10	743,150

			11,640,188

Paper/Forestry Products — 2.4%
1,385,000	BB	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	1,378,075
1,525,000	B+	Appleton Papers Inc., Sr. Sub. Notes, 9.750% due 6/15/14	1,688,938
650,000	B-	Blue Ridge Paper Products Inc., Sr. Secured Exchange Notes, 9.500% due 12/15/08	581,750
		Buckeye Technologies Inc., Sr. Sub. Notes:
525,000	B	9.250% due 9/15/08	527,625
1,745,000	B	8.000% due 10/15/10	1,771,175
1,600,000	B-	Newark Group Inc., Sr. Sub. Notes, 9.750% due 3/15/14 (c)	1,704,000
125,000	BB-	Tembec Industries Inc., Sr. Notes, 8.625% due 6/30/09	125,312

			7,776,875

Printing/Publishing — 2.2%
		Cenveo Corp.:
730,000	B+	Sr. Notes, 9.625% due 3/15/12	824,900
800,000	B-	Sr. Sub. Notes, 7.875% due 12/1/13	760,000
422,000	B	Dex Media East LLC/Dex Media East Finance Co., Notes, 12.125% due 11/15/12	516,950
		Dex Media, Inc., Discount Notes:
800,000	B	Step bond to yield 8.910% due 11/15/13	618,000
1,100,000	B	Step bond to yield 8.372% due 11/15/13	849,750
855,000	B	Dex Media West LLC/Dex Media West Finance Co., Sr. Sub. Notes, Series B, 9.875% 8/15/13	991,800
1,425,000	B-	HM Publishing Corp., Sr. Discount Notes, step bond to yield 11.234% due 10/15/13	1,020,656
365,000	B	PEI Holdings, Inc., Sr. Notes, 11.000% due 3/15/10	425,225
See Notes to Schedule of Investments	12

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value

Printing/Publishing — 2.2% (continued)
$300,000	B+	R.H. Donnelley Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (c)	$360,000
375,000	B-	Vertis, Inc., Sr. Secured 2nd Lien Notes, Series B, 9.750% due 4/1/09	410,625
358,000	BB-	Yell Finance BV, Sr. Discount Notes, step bond to yield 12.263% due 8/1/11	349,050

			7,126,956

Retail — 3.5%
250,000	BB-	Ahold Finance USA, Inc., Sr. Notes, 8.250% due 7/15/10	283,750
1,300,378	BB	Ahold Lease USA, Inc., Pass-Through Certificates, Series 2001-A-1, 7.820% due 1/2/20	1,427,978
1,100,000	BB+	The Gap, Inc., Notes, 10.550% due 12/15/08	1,350,250
		J.C.Penney Co., Inc.
1,323,000	BB+	Notes, 9.000% due 8/1/12	1,630,597
1,400,000	BB+	Sr. Notes, 8.000% due 3/1/10	1,603,000
875,000	B	Jean Coutu Group (PJC) Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (c)	892,500
		Rite Aid Corp., Sr. Notes:
905,000	B-	7.625% due 4/15/05	916,312
1,105,000	B-	7.125% due 1/15/07	1,121,575
125,000	B-	11.250% due 7/1/08	136,875
1,122,000	BB	Saks Inc., Notes, 9.875% due 10/1/11	1,318,350
700,000	B	VICORP Restaurants, Inc., Sr. Notes, 10.500% due 4/15/11	700,000

			11,381,187

Technology — 1.3%
		Amkor Technology, Inc.:
475,000	B	Sr. Notes, 9.250% due 2/15/08	467,875
1,335,000	CCC+	Sr. Sub. Notes, 10.500% due 5/1/09	1,254,900
2,400,000	B	Sanmina — SCI Corp., Sub. Debentures, zero coupon bond to yield 10.702% due 9/12/20 (e)	1,266,000
1,240,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	1,317,770

			4,306,545

13	See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value

Telecommunications — 12.1%
$701,300	CCC-	AirGate PCS, Inc., Sr. Sub. Secured Notes:
		9.375% due 9/1/09	$746,885
325,000	CCC+	5.850% due 10/15/11 (c)(d)	333,938
		Alamosa (Delaware), Inc.:
584,000	CCC	Sr. Discount Notes, step bond to yield 11.437% due 7/31/09	627,800
975,000	CCC	Sr. Notes, 11.000% due 7/31/10	1,143,188
879,000	CCC	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	931,740
600,000	CCC	American Tower Escrow Corp., Sr. Sub. Discount Notes, zero coupon bond to yield 14.314% due 8/1/08	453,000
1,350,000	BB+	AT&T Corp., Sr. Notes, 8.050% due 11/15/11	1,545,750
		AT&T Wireless Services, Inc., Sr. Notes:
2,700,000	A	7.875% due 3/1/11	3,161,838
2,350,000	A	8.125% due 5/1/12	2,817,394
1,000,000	BB+	9.750% due 11/15/31	1,163,750
		Crown Castle International Corp., Sr. Notes:
1,430,000	CCC	10.750% due 8/1/11	1,565,850
750,000	CCC	7.500% due 12/1/13	808,125
775,000	CCC	Dobson Cellular Systems Secured Notes, 9.875% due 11/1/12 (c)	763,375
940,000	NR	GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 16.470% due 2/1/10 (b)(i)	94
4,075,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	3,514,687
		Nextel Communications, Inc.:
1,125,000	BB	Sr. Serial Redeemable Notes, 7.375% due 8/1/15	1,243,125
50,000	BB	Sr. Notes, 6.875% due 10/31/13	54,250
602,000	B-	Nextel Partners, Inc., Sr. Notes, 12.500% due 11/15/09	687,785
1,225,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	1,120,875
225,000	B-	Nortel Networks Ltd., Sr. Notes, 6.125% due 2/15/06	228,375
525,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	509,250
See Notes to Schedule of Investments	14

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value

Telecommunications — 12.1% (continued)
$775,000	B+	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14 (c)	$833,125
2,425,000	BB-	Qwest Corp. Notes, 9.125% due 3/15/12 (c)	2,770,562
		Qwest Services Corp.:
953,000	B	Notes, 14.000% due 12/15/14 (c)	1,181,720
2,240,000	B	Sr. Deb. Notes, 14.000% due 12/15/10 (c)	2,665,600
650,000	CCC-	SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09	693,063
1,250,000	B-	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	1,346,875
		Sprint Capital Corp.:
3,400,000	BBB-	Notes, 8.750% due 3/15/32	4,393,592
1,975,000	BBB-	Sr. Notes, 6.875% due 11/15/28	2,104,947

			39,410,558

Textiles/Apparel — 0.6%
		Levi Strauss & Co.:
690,000	CCC	Notes, 7.000%, due 11/1/06	703,800
		Sr. Notes:
850,000	CCC	11.625% due 1/15/08	892,500
468,000	B+	The William Carter Co., Sr. Sub Notes, Series B, 10.875% due 8/15/11	521,820

			2,118,120

Transportation — 0.5%
875,000	B+	General Maritime Corp., Sr Notes, 10.000% due 3/15/13	1,019,375
580,000	BB+	Windsor Petroleum Transport Corp., Secured Notes, 7.840% due 1/15/21 (c)	604,650

			1,624,025

Utilities — 6.6%
		The AES Corp., Sr. Notes:
2,330,000	B-	9.500% due 6/1/09	2,667,850
250,000	B-	7.750% due 3/1/14	272,187
1,550,000	B+	Allegheny Energy Supply Statutory Trust, Secured Notes, Series 2001-A, 10.250% due 11/15/07 (c)	1,778,625
330,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08	385,034
15	See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value

Utilities — 6.6% (continued)
		Calpine Corp.:
$2,755,000	B	2nd Priority Sr. Secured Notes, 8.500% due 7/15/10 (c)	$2,197,112
100,000	CCC+	Sr. Notes, 8.625% due 8/15/10	68,000
795,000	B	Sr. Secured Notes, 8.750% due 7/15/13 (c)	614,137
		Edison Mission Energy, Sr. Notes:
1,055,000	B	10.000% due 8/15/08	1,229,075
475,000	B	7.730% due 6/15/09	511,813
1,775,000	B	9.875% due 4/15/11	2,107,813
625,000	NR	Mirant Americas Generation, LLC., Sr. Notes, 9.125% due 5/1/31 (b)	620,313
3,075,000	B	NRG Energy, Inc., 2nd Priority Sr. Secured Notes, 8.000% due 12/15/13 (c)	3,413,250
1,395,000	B	Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10	1,764,675
		Reliant Resources, Inc., Sr. Secured Notes:
1,725,000	B+	9.250% due 7/15/10	1,940,625
1,675,000	B+	9.500% due 7/15/13	1,930,438

			21,500,947

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $274,896,245)	303,564,660

ASSET-BACKED SECURITIES

Airlines — 0.1%
264,695	BB	Continental Airlines, Inc., Pass-Through Trust Certificates, Series 2000-2, Class C, 8.312% due 4/2/11	194,950
581,503	NR	United Airlines, Inc., Pass-Through Certificates, Series 2000-1, Class B, 8.030% due 7/1/11 (b)	111,786

			306,736

Financial Services — 0.0%
6,296,588	D	Airplanes Pass-Through Trust, Series 1, Class D, 10.875% due 3/15/12 (i)(j)	0

See Notes to Schedule of Investments	16

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value

Retail — 0.1%
$175,000	BB	Ahold Lease USA, Inc., Exchange Pass-Through Certificates, Series 2001-A-2, 8.620% due 1/2/25	$193,047

		TOTAL ASSET-BACKED SECURITIES
		(Cost — $7,938,105)	499,783

Shares

COMMON STOCK — 0.7%

Business Services — 0.0%
3,348		Outsourcing Solutions Inc. (f)(j)	93,555

Food & Beverage — 0.0%
38,785		Aurora Foods Inc. (f)(i)(j)	0

Telecommunications — 0.7%
28,966		AirGate PCS, Inc. (f)	940,526
21,364		Crown Castle International Corp. (f)	360,621
2,169		McLeodUSA, Inc., Class A Shares (f)	564
7,515		Motorola Inc.	144,730
2,013		Northrop Grumman Corp.	113,390
53,428		Telewest Global Inc. (f)	782,186
12,250		Weblink Wireless Inc., Class A Shares (f)(i)(j)	122

			2,342,139

		TOTAL COMMON STOCK
		(Cost — $4,319,494)	2,435,694

PREFERRED STOCK (h) — 0.7%

Telecommunications — 0.7%
2,234		Alamosa Holdings, Inc., 7.500% Cumulative, Series B	1,872,650
12,000		Crown Castle International Corp., 6.250% Cumulative	591,000

			2,463,650

		TOTAL PREFERRED STOCK
		(Cost — $1,013,147)	2,463,650

17	See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited) (continued)

Warrants	Security	Value

WARRANTS (f) — 0.1%

Internet Software/Services — 0.0%
3,630	WAM!NET Inc., Expire 3/1/05 (c)(i)	$36

Metal/Mining — 0.0%
650	Mueller Holdings Inc., Expire 4/15/14 (c)	45,663

Packaging/Containers — 0.0%
150	Pliant Corp., Expire 6/1/10 (c)(i)	2

Technology — 0.0%
2,460	Viasystems Group, Inc., Expire 1/31/10 (i)(j)	0

Telecommunications — 0.0%
600	American Tower Corp., Expire 8/1/08 (c)	137,100
940	GT Group Telecom Inc., Expire 2/1/10 (c)(i)(j)	0
695	Horizon PCS Inc., Expire 10/1/10 (c)(i)(j)	0
4,125	Iridium World Communications Inc., Expire 7/15/05 (c)( i)(j)	41
720	IWO Holdings Inc., Expire 1/15/11 (c)(i)	7
4,125	RSL Communications Ltd., Class A Shares, Expire 11/15/06 (c)(i)(j)	0

		137,148

	TOTAL WARRANTS
	(Cost — $796,969)	182,849

See Notes to Schedule of Investments	18

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited) (continued)

Face Amount	Security	Value

REPURCHASE AGREEMENT — 3.4%

$11,039,000	UBS Securities LLC dated 11/30/04, 2.070% due 12/1/04; Proceeds at maturity — $11,039,635; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.875% due 12/10/04 to 1/15/30; Market value — $11,259,817) (Cost — $11,039,000)	$11,039,000

	TOTAL INVESTMENTS — 98.0% (Cost — $300,002,960**)	320,185,636
	Other Assets in Excess of Liabilities — 2.0%	6,610,480

	TOTAL NET ASSETS — 100.0%	$326,796,116

(a)	All ratings are by Standard & Poor's Rating Services, except for those which are identified by an asterisk (*), which are rated by Moody's Investors Service.
(b)	Security is currently in default.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(d)	Variable rate security.
(e)	Convertible bonds exchangeable for shares of common stock.
(f)	Non-income producing security.
(g)	Each equity security unit consists of a contract to purchase common stock and senior notes at a specific price.
(h)	Preferred stock convertible into shares of common stock.
(i)	This security has been deemed illiquid.
(j)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
**	Aggregate cost for Federal income tax purposes is substantially the same.
See pages 20 and 21 for definitions of ratings.
19	See Notes to Schedule of Investments

BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (--) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A	—	Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB	—	Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, and C	—	Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aa	—	Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A	—	Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
20

BOND RATINGS (UNAUDITED) (CONTINUED)

Baa	—	Bonds rated "Baa" are considered as medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Ba	—	Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger with respect to principal or interest.

Ca	—	Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	—	Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor's or Moody's.
21

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies

        Managed High Income Portfolio Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

        The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP"):

        (a) Investment Valuation. Securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

        (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

        (c) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. Translation gains or losses resulting from changes in the exchange rates during the reporting period and

22

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

        (d) Credit and Market Risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment-grade typically involves risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

        (e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis.

23

2. Investments

        At November 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$36,023,265
Gross unrealized depreciation	(15,840,589)

Net unrealized appreciation	$20,182,676

24

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Income Fund Inc.

By /s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer
Date: January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer
Date: January 31, 2005

By /s/ Kaprel Ozsolak Kaprel Ozsolak Chief Executive Officer
Date: January 31, 2005